UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square   Suite 200,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:  (615) 790-8888

Date of fiscal year end:  October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 98.64%

Biological Products (No Diagnostic Substances) - 0.24%
32,740	IGI Laboratories, Inc. *	$326,090

Bituminous Coal & Lignite Mining - 1.04%
123,800	Hallador Energy Co.	1,403,892

Building Products - 0.98%
30,700	Apogee Enterprises, Inc.	1,328,082

Computer Peripheral Equipment - 0.77%
97,900	Ruckus Wireless, Inc. *	1,036,761

Crude Petroleum & Natural Gas - 1.19%
131,400	Synergy Resources Corp. *	1,607,022

Cutlery, Handtools & General Hardware - 1.01%
88,400	Blount International, Inc. *	1,370,200

Electromedical & Electrotherapeutic Apparatus - 1.26%
45,200	Natus Medical, Inc. *	1,699,520

Electronic Computers - 2.46%
45,000	Omnicell, Inc. *	1,432,350
51,700	Super Micro Computer, Inc. *	1,890,669
		3,323,019
Farm Machinery & Equipment - 0.95%
28,600	Alamo Group, Inc.	1,288,430

Finance Services - 2.09%
76,300	TPG Specialty Lending, Inc.	1,333,724
83,900	Walker & Dunlop, Inc. *	1,489,225
		2,822,949
Food & Kindred Products - 1.03%
112,200	Amira Nature Foods, Ltd. (United Arab Emirates) *	1,395,768

General Industrial Machinery & Equipment - 0.75%
48,900	Graham Corp.	1,011,741

Glass, Glasses, Pressed or Blown - 1.14%
47,300	Libbey, Inc.	1,547,183

Health Care Equipment & Supplies - 1.03%
136,200	Lumenis, Ltd. *	1,398,774

Health Care Providers & Services - 1.95%
53,000	Addus HomeCare Corp. *	1,175,540
76,700	Civitas Solutions, Inc. *	1,456,533
		2,632,073
Hotels Restaurants & Leisure - 0.72%
130,100	Peak Resorts, Inc.	978,352

Household Durables - 0.86%
72,400	Century Communities, Inc. *	1,165,640

In Vitro & In Vivo Diagnostic Substances - 1.35%
342,000	Immunomedics, Inc. *	1,829,700

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.02%
100,700	CECO Environmental Corp.	1,381,604

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.16%
114,500	Cascade Microtech, Inc. *	1,541,170
180,200	Xcerra Corp. *	1,383,936
		2,925,106
Life Sciences Tools & Services - 0.95%
333,000	pSivida Corp. *	1,288,710

Machinery - 0.86%
32,100	Sun Hydraulics Corp.	1,163,304

Measuring & Controlling Devices - 1.00%
369,000	Sequenom, Inc. *	1,357,920

Metal Doors, Sash, Frames, Molding & Trim - 0.99%
155,400	PGT, Inc. *	1,334,886

Metal Forgings & Stampings - 1.09%
27,500	Park-Ohio Holdings Corp.	1,469,325

Miscellaneous Food Preparation - 1.07%
142,400	Inventure Foods, Inc. *	1,448,208

Motor Vehicle Parts & Accessories - 1.16%
42,500	Gentherm, Inc. *	1,563,150

Oil & Gas Field Services, NEC - 0.81%
142,700	Aspen Aerogels, Inc. *	1,093,082

Optical Instruments & Lenses - 1.33%
161,500	Nova Measuring Instruments Ltd. (Israel) *	1,795,880

Ordnance & Accessories (No Vehicles/Guided Missiles) - 1.58%
79,400	Taser International, Inc. *	2,144,594

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.18%
52,400	Inogen, Inc. *	1,603,440

Pharmaceutical Preparations - 6.79%
109,900	Achaogen, Inc. *	1,285,830
40,900	BioSpecifics Technologies, Corp. *	1,609,006
72,200	Cambrex Corp. *	1,619,446
101,800	Horizon Pharma, Inc. *	1,672,574
51,600	Ocular Therapeutix, Inc. *	1,572,768
49,100	Otonomy, Inc. *	1,433,720
		9,193,344
Pumps & Pumping Equipment - 1.00%
47,500	Gorman-Rupp Co.	1,354,225

Radio & TV Broadcasting & Communications Equipment - 1.05%
79,300	CalAmp Corp. *	1,420,263

Railroads, Line-Haul Operating & Equipment - 0.75%
54,700	Providence & Worcester Railroad Co.	1,009,215

Retail-Auto & Home Supply Stores - 1.34%
71,000	Marinemax, Inc. *	1,811,210

Retail-Drug Stores & Proprietary Stores - 1.20%
505,500	Liberator Medical Holdings, Inc.	1,617,600

Retail-Eating Places - 6.43%
71,500	Chuy's Holdings, Inc. *	1,527,955
61,600	Del Frisco's Restaurant Group, Inc. *	1,221,528
468,854	Diversified Restaurant Holdings, Inc. *	2,302,073
74,000	Kona Grill, Inc. *	1,739,000
10,200	Papa Murphy's Holdings, Inc. *	135,558
122,100	Ruth's Hospitality Group, Inc.	1,772,892
		8,699,006
Retail-Retail Stores, NEC - 2.22%
149,300	1-800-Flowers.com, Inc. *	1,177,977
78,300	Kirkland's, Inc. *	1,822,041
		3,000,018
Savings Institution, Federally Chartered - 1.61%
456,900	Atlantic Coast Financial Corp. *	1,772,772
27,600	HF Financial Corp.	400,200
		2,172,972
Security Brokers, Dealers & Flotation Companies - 1.11%
66,800	FBR & Co. *	1,497,656

Semiconductors & Related Devices - 5.68%
23,580	Ambarella, Inc. *	1,304,210
78,000	JinkoSolar Holding Co., Ltd. *	1,389,960
195,600	Lattice Semiconductor Corp. *	1,394,628
32,089	NVE Corp. *	2,121,404
53,000	Silicon Motion Technology Corp.	1,476,580
		7,686,782
Services-Business Services, NEC - 2.36%
85,400	Radware, Ltd. *	1,643,096
68,900	Reis, Inc.	1,550,250
		3,193,346
Services-Commercial Physical Biological Research - 1.04%
51,900	Exact Sciences Corp. *	1,412,199

Services-Computer Integrated Services - 0.96%
114,400	Datalink Corp. *	1,299,584

Services-Computer Processing & Data Processing, Etc. - 1.00%
47,800	Healthstream, Inc. *	1,350,828

Services-Engineering Services - 2.11%
37,100	Engility Holdings, Inc. *	1,480,290
98,600	Willdan Group, Inc. *	1,379,414
		2,859,704
Services-Health Services - 1.20%
41,700	Us Physical Therapy, Inc.	1,617,543

Services-Medical Laboratories - 0.92%
163,300	Cancer Genetics, Inc. *	1,239,447

Services-Personal Services - 1.27%
78,700	Carriage Services, Inc.	1,715,660

Services-Prepackaged Software - 2.21%
155,200	IntraLinks Holdings, Inc. *	1,654,432
152,400	MobileIron, Inc. *	1,336,548
		2,990,980
Ship & Boat Building & Repairing - 1.11%
68,800	Malibu Boats, Inc. *	1,501,216

Short-Term Business Credit Institutions - 0.80%
29,100	Encore Capital Group, Inc. *	1,083,102

Special Industry Machinery, NEC - 1.96%
45,100	John Bean Technologies Corp.	1,361,569
32,500	Kadant, Inc.	1,291,550
		2,653,119
State Commercial Banks - 6.10%
64,400	Citizens & Northern Corp.	1,244,852
274,100	Community Bankers Trust Corp. *	1,206,040
103,000	Customers Bancorp, Inc.	2,023,950
153,800	Monarch Financial Holding, Inc.	1,994,786
39,900	Southern National Bancorp of Virginia, Inc.	444,885
103,600	Triumph Bancorp, Inc. *	1,346,800
		8,261,313
Surgical & Medical Instruments & Apparatus - 5.43%
68,200	BioTelemetry, Inc. *	673,816
86,600	K2M Group Holdings, Inc. *	1,636,740
217,100	Lemaitre Vascular, Inc.	1,725,945
75,700	SurModics, Inc. *	1,735,044
57,700	Vascular Solutions, Inc. *	1,572,902
		7,344,447
Telephone Communications (No Radio Telephone) - 0.99%
173,300	8x8, Inc. *	1,336,143

Trading Companies & Distributors - 0.41%
561,264	Essex Rental Corp. *	561,264

Trucking - 2.17%
65,900	Marten Transport, Ltd.	1,347,655
67,400	Universal Truckload Services, Inc.	1,587,944
		2,935,599
Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.43%
140,300	Aegean Marine Petroleum Network, Inc. (Greece)	1,934,737

TOTAL FOR COMMON STOCKS (Cost $118,168,847) - 98.64%		$ 133,486,927

WARRANTS - .00%
37,500	Horizon Pharma Inc. *	0

TOTAL FOR WARRANTS (Cost $0) - .00%		$ 0

TOTAL INVESTMENTS (Cost $118,168,847) - 98.64%		$ 133,486,927

OTHER ASSETS LESS LIABILITIES - 1.36%		1,837,494

NET ASSETS - 100.00%		$ 135,324,421

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $118,168,847 amounted to $15,318,080, which consisted of aggregate gross unrealized appreciation of $20,028,283 and aggregate gross unrealized depreciation of $4,710,203.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2015:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$133,486,927	$0	$0	$133,486,927
Warrants	$0	$0	$0	$0
Total	$133,486,927	$0	$0	$133,486,927

	Satuit Capital U.S. Small Cap Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 96.60%

Air Transportation, Scheduled - 1.79%
1,120	JetBlue Airways Corp. *	$ 18,805

Biological Products (No Diagnostic Substances - 0.25%
260	IGI Laboratories, Inc. *	2,590

Biotechnology - 2.33%
270	INSYS Therapeutics, Inc. *	12,901
105	Receptos, Inc. *	11,568
		24,469
Capital Markets - 0.91%
200	Evercore Partners, Inc.	9,574

Computer Peripheral Equipment - 1.28%
1,270	Ruckus Wireless, Inc. *	13,449

Consumer Finance - 1.22%
260	PRA Group, Inc. *	12,875

Crude Petroleum & Natural Gas - 1.52%
1,305	Synergy Resources Corp. *	15,960

Cut Stone & Stone Products - 1.12%
190	Caesarstone Sdot-Yam, Ltd. (Israel)	11,799

Cutlery, Handtools & General Hardware - 0.98%
665	Blount International, Inc. *	10,307

Electrical Industrial Apparatus - 1.56%
650	Hollysys Automation Technologies, Ltd. *	16,373

Electromedical & Electrotherapeutic Apparatus - 1.73%
485	Natus Medical, Inc. *	18,236

Electronic Computers - 1.25%
360	Super Micro Computers, Inc. *	13,165

Engines & Turbines - 0.98%
200	Power Solutions International, Inc.	10,316

Fabricated Structural Metal Products - 0.98%
160	Proto Labs, Inc. *	10,302

Finance Services - 1.14%
675	Walker & Dunlop, Inc. *	11,981

Fire, Marine & Casualty Insurance - 1.25%
995	Third Point Reinsurance, Ltd. *	13,164

General Building Contractors-Non Residential Buildings - 0.88%
425	Tutor Perini Corp. *	9,227

General Industrial Machinery & Equipment - 1.55%
195	Zebra Technologies Corp. *	16,275

Glass, Glassware, Pressed or Blown - 1.48%
475	Libbey, Inc. *	15,537

Glass Products, Made of Purchased Glass - 1.34%
325	Apogee Enterprises, Inc.	14,060

Household Audio & Video Equipment - 0.87%
430	Knowles Corp. *	9,120

Industrial Instruments For Measure - 1.05%
315	MKS Instruments, Inc.	11,028

Lessors of Real Property, NEC - 1.61%
500	HFF, Inc.	16,985

Lumber & Wood Products (No Fur) - 0.97%
240	Trex Co., Inc. *	10,207

Machinery - 0.60%
175	Sun Hydraulics Corp.	6,342

Metal Doors, Sash, Frames, Molding & Trim - 1.15%
1,405	PGT, Inc. *	12,069

Motor Homes - 2.29%
250	Thor Industries, Inc.	14,088
505	Winnebago Industries, Inc.	10,044
		24,132
Motor Vehicle Parts & Accessories - 2.43%
530	American Axle & Manufacturing Holdings, Inc. *	12,906
345	Gentherm, Inc. *	12,689
		25,595
Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.70%
660	TASER International, Inc. *	17,827

Patent Owners & Lessors - 1.12%
235	InterDigital, Inc.	11,745

Pharmaceutical Preparaions - 5.38%
290	Anacor Pharmaceuticals, Inc. *	10,904
655	Cambrex Corp. *	14,692
1,000	Horizon Pharma, Plc. *	16,430
500	Otonomy, Inc. *	14,600
		56,626
Pumps & Pumping Equipment - 1.25%
460	Gorman-Rupp Co.	13,115

Real Estate - 1.41%
790	Ladder Capital Corp. *	14,820

Retail-Eating Places - 3.51%
525	Del Frisco's Restaurant Group, Inc. *	10,411
240	Fiesta Restaurant Group, Inc. *	14,177
145	Jack in the Box, Inc.	12,294
		36,882
Retail-Family Clothing Stores - 1.13%
860	Stein Mart, Inc.	11,834

Retail-Miscellaneous Shopping Goods Stsores - 0.98%
220	Hibbett Sports, Inc. *	10,349

Retail-Retail Stores - 1.25%
1,660	1-800-Flowers.com, Inc. *	13,097

Savings Institution, Federally Chartered - 1.20%
150	Bofi Holding, Inc. *	12,654

Security Brokers, Dealers & Flotation Companies - 1.12%
525	FBR & Co. *	11,771

Semiconductors & Related Devices - 6.64%
210	Ambarella, Inc. *	11,615
1,280	Atmel Corp.	10,662
710	Kulicke & Soffa Industries, Inc. *	10,771
1,340	PMC Sierra, Inc. *	11,846
515	Silicon Motion Technology Corp.	14,348
1,200	Ultra Clean Holdings, Inc. *	10,560
		69,802
Services-Business Services, NEC - 0.93%
495	HMS Holdings Corp. *	9,793

Services-Commercial Physical & Biological Research - 2.99%
265	Charles River Laboratories International, Inc. *	18,378
480	Exact Sciences Corp. *	13,061
		31,439
Services-Health Services - 1.48%
400	Us Physical Therapy, Inc.	15,516

Services-Misc. Health & Allied Services, NEC - 1.69%
315	ICON Public Limited, Co. *	17,766

Services-Offices & Clinics of Doctors of Medicine - 1.55%
295	AmSurg Corp. *	16,278

Services-Prepackaged Software - 5.68%
705	AVG Technologies N.V. *	13,945
1,205	IntraLinks Holdings, Inc. *	12,845
280	Manhattan Associates, Inc. *	12,499
1,070	MobileIron, Inc. *	9,384
1,125	Momo, Inc. *	11,070
		59,743
Software - 1.27%
620	Vasco Data Security International, Inc. *	13,330

Special Industry Machinery (No Metalworking Machinery) - 0.98%
340	John Bean Technologies Corp.	10,265

State Commercial Banks - 3.72%
783	Customers Bancorp, Inc.	15,386
3,310	Community Bankers Trust Corp. *	14,564
295	First NBC Bank Holding Co. *	9,133
		39,083
Surgical & Medical Instruments - 3.27%
395	Cantel Medical Corp.	16,025
220	ICU Medical, Inc. *	18,388
		34,413
Telegraph & Other Message Communications - 1.09%
200	J2 Global, Inc.	11,488

Trucking (No Local) - 3.72%
580	Covenant Transportation Group, Inc. *	16,414
490	Marten Transport, Ltd.	10,020
540	Universal Truckload Services, Inc.	12,722
		39,156
Water, Sewer, Pipeline, Comm & Power Line Construction - 1.02%
570	Primoris Services Corp.	10,705

Wholesale-Groceries & Related - 1.65%
175	Domino's Pizza, Inc.	17,334

Wholesale-Lumbar & Other Construction Materials - 0.82%
365	Beacon Roofing Supply, Inc. *	8,647

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.58%
1,615	Lumenis, Ltd. *	16,586

TOTAL FOR COMMON STOCKS (Cost $960,479) - 96.60%		$ 1,016,006

TOTAL INVESTMENTS (Cost $960,479) - 96.60%		$ 1,016,006

OTHER ASSETS LESS LIABILITIES - 3.40%		35,710

NET ASSETS - 100.00%		$ 1,051,716

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Small Cap Fund
1. SECURITY TRANSACTIONS

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $960,479 amounted to $55,526, which consisted of aggregate gross unrealized appreciation of $96,813 and aggregate gross unrealized depreciation of $41,287.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2015:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,016,006	$0	$0	$1,016,006
Total	$1,016,006	$0	$0	$1,016,006

	Satuit Capital U.S. SMID Cap Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 87.00%

Biological Products (No Diagnostic Substances) - 2.46%
345	Techne Corp.	$ 32,092

Biotechnology - 2.43%
375	INSYS Therapeutics, Inc. *	17,918
125	Receptos, Inc. *	13,771
		31,689
Building Products - 0.95%
230	Allegion, Plc.	12,422

Calculating & Accounting Machines (No Electronic Computers) - 1.29%
535	Verifone Holdings, Inc. *	16,794

Computer Communications Equipment - 1.01%
1,185	Brocade Communications Systems, Inc.	13,177

Construction Special Trade Contractors - 0.60%
225	Chicago Bridge & Iron Co. N.V. (Netherlands)	7,765

Consumer Finance - 1.33%
350	PRA Group, Inc. *	17,332

Containers & Packaging - 1.06%
275	MeadWestvaco Corp.	13,827

Crude Petroleum & Natural Gas - 0.69%
235	Gulfport Energy Corp. *	9,045

Cut Stone & Stone Products - 0.98%
205	Caesarstone Sdot-Yam, Ltd. (Israel)	12,731

Dairy Products - 1.04%
410	The WhiteWave Foods Co. *	13,518

Dental Equipment & Supplies - 1.66%
240	Siro Dental Systems, Inc. *	21,653

Drawing & Insulating of Nonferrous Wire - 0.99%
155	Belden, Inc.	12,856

Electrical Work - 0.70%
345	Quanta Services, Inc. *	9,136

Engines & Turbines - 1.68%
405	Brunswick Corp.	21,983

Fire, Marine & Casualty Insurance - 1.01%
260	AmTrust Financial Services, Inc.	13,161

Food & Kindred Products - 1.70%
420	The Hain Celestial Group, Inc. *	22,163

Food & Staples Retailing - 1.14%
410	Sprouts Farmers Market, Inc. *	14,928

Heavy Construction Other Than Building Construction-Contractors - 0.95%
325	Jacobs Engineering Group, Inc. *	12,383

In Vitro & In Vivo Diagnostic - 1.00%
350	Myriad Genetics, Inc. *	13,097

Industrial Instruments for Measurement, Display & Control - 1.53%
405	Sensata Technologies Holding N.V. *	19,975

Lessors of Real Property, NEC - 1.67%
642	HFF, Inc. *	21,809

Machinery - 1.99%
155	Middleby Corp. *	14,728
155	Nordson Corp.	11,293
		26,021
Motor Homes - 0.95%
220	Thor Industries, Inc.	12,397

Motor Vehicle Parts & Accessories - 1.44%
510	Gentherm, Inc. *	18,758

Motor Vehicles & Passenger Cars - 1.69%
1,320	Gentex Corp.	22,031

Ophthalmic Goods - 1.45%
120	The Cooper Companies, Inc.	18,918

Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.87%
905	TASER International, Inc. *	24,444

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.00%
200	Steris Corp.	13,044

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.63%
255	The Valspar Corp.	21,275

Paperboard Containers & Boxes - 1.69%
290	Packaging Corp of America	21,997

Pharmaceutical Preparations - 10.67%
535	Akorn, Inc. *	22,780
800	Alder Biopharmaceuticals, Inc. *	21,664
100	Intercept Pharmaceuticals, Inc. *	20,103
100	Jazz Pharmaceuticals, Plc. *	16,930
100	Pharmacyclics, Inc. *	20,250
105	Salix Pharmaceuticals, Ltd. *	14,140
165	United Therapeutics Corp. *	23,286
		139,153
Pumps & Pumping Equipment - 1.31%
240	Graco, Inc.	17,098

Retail-Catalog & Mail-Order Houses - 1.18%
450	CDW Corp.	15,417

Retail-Drug Stores & Proprietary Stores - 1.78%
310	Omnicare, Inc.	23,244

Retail-Eating Places - 2.26%
610	Bloomin Brands, Inc. *	15,076
170	Jack in the Box, Inc. *	14,414
		29,490
Road & Rail - 0.85%
450	Swift Transportation Co. *	11,061

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.87%
375	FLIR Systems, Inc.	11,325

Semiconductors & Related Devices - 7.50%
235	Ambarella, Inc. *	12,998
2,200	Atmel Corp. *	18,326
295	IPG Photonics Corp. *	22,019
395	Maxim Integrated Products, Inc.	13,071
440	Microchip Technology, Inc.	19,844
225	Power Integrations, Inc.	11,606
		97,864
Services-Commercial Physical & Biological Research - 2.98%
660	Exact Sciences Corp. *	17,959
345	Quintiles Transnational Holding, Inc. *	20,873
		38,832
Services-Equipment Rental & Leasing, NEC - 1.27%
200	United Rentals, Inc. *	16,570

Services-General Madical & Surgical Hospitals, NEC - 0.85%
170	Lifepoint Hospitals, Inc. *	11,091

Services-Hospitals - 3.12%
545	Healthsouth Corp.	24,035
245	MEDNAX, Inc. *	16,633
		40,668
Services-Prepackaged Software - 2.67%
1,035	ACI Worldwide, Inc. *	19,116
470	PTC, Inc. *	15,703
		34,819
Services-Specialty Outpatient - 1.01%
410	Surgical Care Affiliates, Inc. *	13,223

Surgical & Medical Instruments - 1.47%
175	Teleflex, Inc.	19,173

Telephone & Telegraph Apparatus - 0.99%
1,275	BlackBerry, Ltd. *	12,941

Wholesale-Durable Goods - 0.98%
445	HD Supply Holdings, Inc. *	12,829

Wholesale-Miscellaneous Nondurable Goods - 1.10%
300	Jarden Corp.	14,406

Wholesale-Motor Vehicles & Motor Vehicles & Parts - 1.43%
725	LKQ Corp. *	18,712

X-Ray Apparatus & Tubes & Related Irradiation Appartus - 1.13%
485	Hologic, Inc. *	14,727

TOTAL FOR COMMON STOCKS (Cost $1,035,960) - 87.00%		$ 1,135,064

TOTAL INVESTMENTS (Cost $1,035,960) - 87.00%		$ 1,135,064

OTHER ASSETS LESS LIABILITIES - 13.00%		169,662

NET ASSETS - 100.00%		$ 1,304,726

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. SMID Cap Fund
1. SECURITY TRANSACTIONS

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,035,960 amounted to $99,104, which consisted of aggregate gross unrealized appreciation of $126,941 and aggregate gross unrealized depreciation of $27,837.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2015:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,135,064	$0	$0	$1,135,064
Total	$1,135,064	$0	$0	$1,135,064

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date: March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date: March 26, 2015